Document And Entity Information	May 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2024
Entity Registrant Name	FIBROGEN, INC.
Entity Central Index Key	0000921299
Entity Emerging Growth Company	false
Entity File Number	001-36740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0357827
Entity Address, Address Line One	409 Illinois Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	978-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FGEN
Security Exchange Name	NASDAQ